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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-05710

ING VP Natural Resources Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-992-0180

Date of fiscal year end:                                  December 31

Date of reporting period:                         March 31, 2005

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING VP Natural Resources Trust

The schedules are not audited.

PORTFOLIO OF INVESTMENTS

ING VP Natural Resources Trust	as of March 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 93.7%
		Coal: 2.0%
20,000		Peabody Energy Corp.	$927,200
			927,200
		Metal Fabricate/Hardware: 3.0%
22,000	@	Maverick Tube Corp.	715,220
30,000	@@	Norddeutsche Affinerie AG	662,166
			1,377,386
		Mining: 24.0%
25,000	@@	Alcan, Inc.	948,000
45,000	@@	Cameco Corp.	1,992,520
25,000	@@	Cia Vale do Rio Doce	790,250
950,000	@, @@	Equinox Minerals Ltd.	431,872
28,000		Freeport-McMoRan Copper & Gold, Inc.	1,109,080
350,000	@, @@	Frontera Copper Corp.	546,762
425,000	@, @@	Northern Orion Resources, Inc.	1,232,500
15,000		Phelps Dodge Corp.	1,525,950
43,500	@@	Placer Dome, Inc.	705,570
5,000	@@	Rio Tinto PLC	648,750
30,000	@@	Teck Cominco Ltd.	1,112,121
			11,043,375
		Oil and Gas: 44.8%
28,000	@@	BP PLC ADR	1,747,200
15,000		Burlington Resources, Inc.	751,050
74,900		Chesapeake Energy Corp.	1,643,306
30,000		ChevronTexaco Corp.	1,749,300
22,000		ENSCO Intl., Inc.	828,520
20,000		EOG Resources, Inc.	974,800
30,000		Exxon Mobil Corp.	1,788,000
12,000	@	Houston Exploration Co.	683,400
12,000		Murphy Oil Corp.	1,184,760
20,400	@, @@	Nabors Industries, Ltd.	1,206,456
13,000		Noble Corp.	730,730
35,300		Patterson-UTI Energy, Inc.	883,206
76,000	@	Pioneer Drilling Co.	1,046,520
24,500	@	Plains Exploration & Production Co	855,050
26,200	@	Pride Intl., Inc.	650,808
20,000	@	Rowan Cos., Inc.	598,600
25,000	@	Transocean, Inc.	1,286,500
60,000		XTO Energy, Inc.	1,970,400
			20,578,606
		Oil and Gas Services: 19.9%
34,000		BJ Services Co.	1,763,920
24,000	@	Cooper Cameron Corp.	1,373,040
18,000		Halliburton Co.	778,500
30,000	@	National-Oilwell, Inc.	1,401,000
16,000		Schlumberger Ltd.	1,127,680
19,000		Smith Intl., Inc.	1,191,870
26,000	@	Weatherford Intl. Ltd.	1,506,440
			9,142,450

		Total Common Stock
		(Cost $34,866,995)	43,069,017

PORTFOLIO OF INVESTMENTS

ING VP Natural Resources Trust	as of March 31, 2005 (Unaudited)(continued)

Shares				Value

WARRANTS: 0.0%
		Mining: 0.0%
87,500	@, @@	Frontera Copper Corp		19,527
		Total Warrants
		(Cost $0)		19,527
		Total Long-Term Investments
		(Cost $34,866,995)		43,088,544

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 6.5%
		Repurchase Agreement: 6.5%
$2,980,000		Goldman Sachs Repurchase Agreement dated 03/31/05, 2.830%, due 04/01/05, $2,980,234 to be received upon repurchase (Collateralized by $3,075,000 Federal Home Loan Mortgage, 4.500%, Market Value plus accrued interest $3,039,822 due 07/15/13)		$2,980,000

		Total Short-Term Investments
		(Cost $2,980,000)		2,980,000

		Total Investments In Securities
		(Cost $37,846,995)*	100.2%	$46,068,544
		Other Assets and Liabilities—Net	(0.2)	(107,594)
		Net Assets	100.0%	$45,960,950

@	Non-income producing security
@@	Foreign issuer
ADR	American Depositary Receipt
*	Cost for federal income tax purposes is the same as for financial statement purposes.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$8,980,607
	Gross Unrealized Depreciation	(759,058)
	Net Unrealized Appreciation	$8,221,549

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING VP Natural Resources Trust

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	May 27, 2005

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	May 27, 2005